DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Abstract]
Fair value of derivative assets	$ 4,824	$ 5,929
Fair value of derivative liabilities	27,943	8,558
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance		0
Interest expense	137,133	144,742	$ 127,782
Operating lease revenue	464,399
Operating lease revenue		399,514	346,894
Retained Earnings [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance		168
Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance		(168)
ASU 2017-12 [Member] | Retained Earnings [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance		168
ASU 2017-12 [Member] | Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance		(168)
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	1,100,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	800,000	1,100,000
Fair value of derivative assets		3,200
Fair value of derivative liabilities	27,900	8,600
Interest expense	$ 3,100	5,900	$ 5,300
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate	1 month
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate	3 months
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Notional amounts	$ 58,600
Fair value of derivative assets	4,800	2,700
Operating lease revenue	$ 1,400
Operating lease revenue		$ 800